MINING PROJECTS EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
MINING PROJECTS EXPENSES
Share-based compensation	$ 4,291	$ 3,569
Mining projects expenses	25,054	9,456
Exploration and evaluation expenses
MINING PROJECTS EXPENSES
Wages and benefits	3,934	3,087
Share-based compensation	648	511
Consulting fees	164	1,636
Materials, consumables, and supplies	623	630
Maintenance and subcontracting	587	782
Geology and drilling		19
Utilities	362	360
Depreciation and amortization	254	265
Other	285	253
Uatnan Mining Project - Exploration and evaluation expenses	18,681	100
Grants	(29)	(119)
Tax credits	(455)	1,932
Mining projects expenses	$ 25,054	$ 9,456